January 30, 2019

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Causeway ETMF Trust

Causeway International Value NextShares

Causeway Global Value NextShares

File Nos. 333-220536; 811-23294

Post-Effective Amendment No. 1 Filing Pursuant to 497(j)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), I hereby certify on behalf of Causeway International Value NextShares and Causeway Global Value NextShares that the Prospectus and Statement of Additional Information dated January 25, 2019 that would have been filed pursuant to Rule 497(c) of the 1933 Act does not differ from that filed as part of Post-Effective Amendment No. 1 filed electronically on January 25, 2019.

Please do not hesitate to contact me at (310) 231-6117 should you have any questions.

Sincerely,

/s/ Turner Swan
Turner Swan
President, Causeway ETMF Trust